Note 17 (Tables)	12 Months Ended
Dec. 31, 2025
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of, and changes in, the balances under this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

TANGIBLE ASSETS. BREAKDOWN BY TYPE OF ASSETS AND CHANGES IN THE YEAR 2025 (MILLIONS OF EUROS)

		Land and buildings	Work in progress	Furniture, fixtures and vehicles	Right to use asset		Investment Properties	Assets leased out under an operating lease	Total
	Notes				Own use	Investment Properties
Cost
Balance at the beginning		6,475	155	6,848	2,439	251	241	1,158	17,567
Additions		62	101	520	437	5	1	157	1,282
Retirements		(78)	(1)	(334)	(178)	(4)	(6)	(2)	(602)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		5	(162)	84	1	(1)	(2)	—	(75)
Exchange difference and other		(87)	(9)	(89)	(17)	—	(18)	(227)	(447)
Balance at the end		6,377	83	7,029	2,683	251	216	1,085	17,724
Accrued depreciation
Balance at the beginning		1,262	—	4,850	1,164	91	27	153	7,547
Additions	45	106	—	501	317	18	4	—	946
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(30)	—	(306)	(30)	—	(2)	(1)	(369)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(11)	—	(9)	2	(2)	1	5	(14)
Exchange difference and other		(10)	—	(74)	(74)	—	(2)	48	(112)
Balance at the end		1,317	—	4,962	1,379	106	28	206	7,999
Impairment
Balance at the beginning		118	—	—	22	81	39	—	260
Additions	49	2	—	6	4	(10)	(8)	1	(5)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		7	—	—	—	—	—	—	7
Exchange difference and other		(5)	—	(6)	(1)	—	(6)	(1)	(19)
Balance at the end		122	—	—	25	71	26	—	243
Net tangible assets
Balance at the beginning		5,094	155	1,999	1,253	79	174	1,004	9,759
Balance at the end		4,938	83	2,067	1,279	74	161	879	9,482

TANGIBLE ASSETS. BREAKDOWN BY TYPE OF ASSETS AND CHANGES IN THE YEAR 2024 (MILLIONS OF EUROS)

					Right to use asset
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties	Investment properties	Assets leased out under an operating lease	Total
Cost
Balance at the beginning		6,405	199	6,424	2,212	238	156	800	16,432
Additions		295	110	513	574	2	52	369	1,914
Retirements		(38)	(1)	(89)	(332)	(32)	(10)	(63)	(566)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		5	(136)	145	(44)	44	(20)	—	(5)
Exchange difference and other		(192)	(17)	(145)	29	—	63	53	(208)
Balance at the end		6,475	155	6,848	2,439	251	241	1,158	17,567
Accrued depreciation
Balance at the beginning		1,226	—	4,606	906	93	17	49	6,896
Additions	45	123	—	501	324	19	5	—	972
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(25)	—	(87)	(42)	—	(1)	(6)	(161)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(4)	—	10	22	(22)	(1)	—	5
Exchange difference and other		(56)	—	(181)	(46)	—	8	111	(165)
Balance at the end		1,262	—	4,850	1,164	91	27	153	7,547
Impairment
Balance at the beginning		166	—	—	40	61	15	—	283
Additions	49	(65)	—	2	(18)	20	31	1	(29)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		—	—	—	—	—	(5)	—	(5)
Exchange difference and other		16	—	(2)	—	—	(2)	(1)	13
Balance at the end		118	—	—	22	81	39	—	260
Net tangible assets
Balance at the beginning		5,013	199	1,817	1,266	84	124	751	9,253
Balance at the end		5,094	155	1,999	1,253	79	174	1,004	9,759

TANGIBLE ASSETS. BREAKDOWN BY TYPE OF ASSETS AND CHANGES IN THE YEAR 2023 (MILLIONS OF EUROS)

					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		6,255	93	5,833	1,871	214	242	582	15,089
Additions		270	190	549	499	10	39	238	1,795
Retirements		(19)	(4)	(117)	(195)	—	(10)	(4)	(349)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		12	(72)	41	(18)	15	—	—	(22)
Exchange difference and other		(113)	(8)	118	55	—	(115)	(16)	(79)
Balance at the end		6,405	199	6,424	2,212	238	156	800	16,432
Accrued depreciation
Balance at the beginning		1,064	—	4,204	653	70	23	52	6,066
Additions	45	121	—	426	296	21	3	—	867
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(9)	—	(73)	(26)	—	(1)	(1)	(111)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(2)	—	(7)	(5)	3	1	—	(11)
Exchange difference and other		52	—	57	(12)	—	(9)	(3)	85
Balance at the end		1,226	—	4,606	906	93	17	49	6,896
Impairment
Balance at the beginning		154	—	—	65	50	17	—	286
Additions	49	15	—	1	(14)	12	2	—	16
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		—	—	—	—	—	—	—	—
Exchange difference and other		(3)	—	(1)	(11)	—	(3)	—	(18)
Balance at the end		166	—	—	40	61	15	—	283
Net tangible assets
Balance at the beginning		5,036	93	1,629	1,153	94	201	530	8,737
Balance at the end		5,013	199	1,817	1,266	84	124	751	9,253

Tangible assets by Spanish and foreign subsidiaries net assets values [Table Text Block]
The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2025, 2024 and 2023:

TANGIBLE ASSETS BY SPANISH AND FOREIGN SUBSIDIARIES. NET ASSETS VALUES (MILLIONS OF EUROS)

	2025	2024	2023
BBVA and Spanish subsidiaries	4,082	4,129	4,183
Foreign subsidiaries	5,400	5,630	5,071
Total	9,482	9,759	9,253